                              Janus Investment Fund
                           Janus Equity and Bond Funds

                        Supplement dated October 9, 2008
           to Currently Effective Statement of Additional Information

Effective October 13, 2008, the following replaces the first sentence of the third paragraph found under "CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS" section of the Statement of Additional Information:

     For transfer agency and other services, Janus Services receives an asset-weighted fee from each Fund based on the average proportion of each Fund's total net assets sold directly and the average proportion of each Fund's net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. Prior to October 13, 2008, the applicable blended annual fee rates were 0.16% on net assets on the proportion of assets sold directly and 0.21% on the proportion of assets sold through financial intermediaries. Depending on the shareholder composition of a Fund each month, the asset-weighted fee could increase or decrease from the amount that otherwise would have been paid under the prior transfer agency fee structure.

                Please retain this Supplement with your records.

                              Janus Investment Fund
                             Janus Smart Portfolios

                        Supplement dated October 9, 2008
           to Currently Effective Statement of Additional Information

Effective October 13, 2008, the following replaces the first sentence of the fourth paragraph found under "CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS" section of the Statement of Additional Information:

     For transfer agency and other services, Janus Services receives an asset-weighted fee from each Portfolio based on the average proportion of each Portfolio's total net assets sold directly and the average proportion of each Portfolio's net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. Prior to October 13, 2008, each Smart Portfolio paid Janus Services an annual fixed-rate fee of 0.05% of net assets, calculated daily based on each Portfolio's closing net asset value.

                Please retain this Supplement with your records.